Warrants (Details) - Assumptions Used for Warrants Issued - $ / shares	6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2015	Jul. 30, 2014	Dec. 04, 2014	Dec. 31, 2014
July 30, 2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Stock price (in Dollars per share)	$ 1.72	$ 3.14		$ 2.90
Volatility	80.00%	61.50%		72.50%
Risk-free interest rate	1.32%	1.83%		1.65%
Exercise price (in Dollars per share)	$ 3.15	$ 3.15		$ 3.15
Expected life (years)	4 years 3 months 29 days	5 years 3 months		4 years 9 months 29 days
Dividend yield	0.00%	0.00%		0.00%
Private stock offering %	25.00%			15.00%
Public stock offering %	70.00%			80.00%
December 4, 2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Stock price (in Dollars per share)	$ 1.72		$ 2.71	$ 2.90
Volatility	80.00%		72.50%	72.50%
Risk-free interest rate	1.32%		1.59%	1.65%
Exercise price (in Dollars per share)	$ 2.71		$ 2.71	$ 2.71
Expected life (years)	4 years 5 months 5 days		5 years	4 years 11 months 5 days
Dividend yield	0.00%		0.00%	0.00%